INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of significant components of deferred tax assets
	As of December 31,
	2 0 2 5	2 0 2 4

Deferred tax assets:
Net operating loss carryforwards	830	346
Tax credits carryforward	4,189	3,198
Reserve and allowances	14,032	12,872
Operating lease liabilities	5,232	5,704
Research and development	27,600	20,649
Gross tax assets	51,833	42,769
Valuation allowance	(4,718)	(3,574)
Total tax assets	47,165	39,195

Deferred tax liabilities:
Intangible assets acquired	(12,984)	(9,399)
Operating lease right-of-use assets	(4,449)	(5,102)
Reserve and allowances	(1,134)	(1,550)
Total deferred tax liabilities	(18,567)	(16,051)

Net deferred tax assets	28,598	23,144

Schedule of presentation in balance sheets for deferred taxes
	Year ended December 31,
	2 0 2 5	2 0 2 4

Domestic	10,233	9,201
Foreign	18,365	13,943
	28,598	23,144

Schedule of israel and international components of income before taxes
	Year ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3

Domestic	206,057	138,270	117,936
Foreign (mainly US and Germany)	97,229	78,017	36,763
	303,286	216,287	154,699

Schedule of israel and international components of income taxes
	Year ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3

Domestic	27,268	20,268	17,363
Foreign (mainly US and Germany)	16,795	12,257	1,026
	44,063	32,525	18,389

Current	56,371	42,488	24,845
Deferred	(12,308)	(9,963)	(6,456)
	44,063	32,525	18,389

Schedule of reconciliation of theoretical and actual tax expense
	Year Ended December 31,
	2 0 2 5		2 0 2 4		2 0 2 3
	Amount	Percent	Amount	Percent	Amount	Percent
Income before taxes on income	303,286	100%	216,287	100%	154,699	100%

Israel Statutory Tax Rate	69,756	23.00%	49,746	23.00%	35,581	23.00%
Foreign tax effects:	(5,606)	(1.85)%	(5,712)	(2.64)%	(4,910)	(3.18)%
United States
Foreign Derived Intangible Income benefit	(4,335)	(1.43)%	(3,559)	(1.65)%	(2,497)	(1.61)%
Tax credits	(4,458)	(1.47)%	(2,450)	(1.13)%	(1,756)	(1.14)%
Other	(26)	(0.01)%	(1,023)	(0.47)%	128	0.08%
Other foreign jurisdictions	3,213	1.06%	1,320	0.61%	(785)	(0.51)%
Effect of benefited income New Technological in Israel	(20,377)	(6.72)%	(15,282)	(7.07)%	(12,256)	(7.92)%
Non-taxable or Non-deductible Items	682	0.22%	(93)	(0.04)%	601	0.40%
Changes in Unrecognized Tax Benefits	(392)	(0.13)%	3,866	1.79%	(627)	(0.40)%
Effective Tax Rate	44,063	14.52%	32,525	15.04%	18,389	11.89%

Schedule of tax paid individual jurisdiction
	Year ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3

Domestic (Israel)	27,199	20,039	14,696
Foreign:
United States	9,265	9,308	8,743
Germany	4,415	40	3,054
Other	658	489	349
Total	41,537	29,876	26,842

Schedule of uncertain tax positions

	As of December 31,
	2 0 2 5	2 0 2 4	2 0 2 3

Balance at the beginning of the year	13,781	9,422	9,276
Increase (decrease) related to prior year tax positions	(8,356)	3	(2,884)
Increase related to current year tax positions	5,335	4,356	3,030
Balance at the end of the year*	10,760	13,781	9,422

* The amounts for the years ended December 31, 2025 and 2024 include $4,036 and $3,852 unrecognized tax benefits, respectively, which are presented as a reduction from deferred tax assets, see Note 15c.